Note 23 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Total		$ 47,705
Total	$ 70,919
Fair Value, Inputs, Level 1 [Member]
Total		0
Total	0
Fair Value, Inputs, Level 2 [Member]
Total		47,705
Total	70,919
Fair Value, Inputs, Level 3 [Member]
Total		0
Total	0
Foreign Exchange Forward [Member]
Interest rate -asset position	317	3,529
Interest rate -liability position	(49)
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Interest rate -liability position	0
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	317	3,529
Interest rate -liability position	(49)
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Interest rate -liability position	0
Forward Freight Agreements [Member]
Interest rate -asset position	34,582	11,210
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	34,582	11,210
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Bunker Swap Agreements [Member]
Interest rate -asset position	1,778
Interest rate -liability position	(199)	(2,509)
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0
Interest rate -liability position	0	0
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	1,778
Interest rate -liability position	(199)	(2,509)
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0
Interest rate -liability position	0	0
Interest Rate Swap [Member]
Interest rate -asset position	23,261	20,691
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	23,261	20,691
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
EUA Futures [Member]
Interest rate -asset position	320
EUA Futures [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0
EUA Futures [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	320
EUA Futures [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0
Interest Rate Cap [Member]
Interest rate -asset position	25,727	26,417
Interest Rate Cap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Interest Rate Cap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	25,727	26,417
Interest Rate Cap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Cross Currency Interest Rate Contract [Member]
Interest rate -liability position	(14,818)	(11,633)
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0	0
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(14,818)	(11,633)
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	$ 0	$ 0